Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
CIK	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2025
Prospectus Date	rr_ProspectusDate	Feb. 03, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A